Corporate information (Details Narrative)						12 Months Ended
	Dec. 23, 2021 BRL (R$)	Dec. 23, 2020 BRL (R$) Numbers	Dec. 14, 2020 BRL (R$)	Mar. 05, 2020 BRL (R$) Numbers	Dec. 23, 2019	Dec. 31, 2021 BRL (R$) Numbers	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Jul. 30, 2020 Numbers	Jul. 22, 2020 Numbers	Jun. 29, 2020 Numbers	May 29, 2020 Numbers
CorporateInformationLineItems [Line Items]
Right of use						R$ 3,973,000,000
[custom:RealEstatePropertiesOwnedByCompanyTotal] | Numbers						17
[custom:GuaranteedAndSubsequentlyLeased-0]						R$ 1,200,000,000
[custom:DiscriptionOfLease]						The amounts received by the Company by December 31, 2021 totaled R$1 billion and the remaining will be paid as follows: R$2.3 billion in 2022, R$1.2 billion in 2023 and R$700 million in January 2024 restated by CDI +1.2%.
[custom:RealEstatePropertiesOwnedByCompany] | Numbers						6
[custom:RevenueInAmmount-0]						R$ 1,200,000,000
[custom:WriteoffsOfAssets-0]						481,000,000
[custom:GainsRelatedToRemeasurementOfLeasingAgreements-0]						522,000,000
[custom:ExpensesRelatedToRemeasurementOfLeasingAgreements-0]						816,000,000
[custom:DismissalOfEmployees-0]						147,000,000
[custom:CancellationOfContracts-0]						283,000,000
[custom:MarkdownOfInventories-0]						279,000,000
[custom:OtherExpensesRelatedToTransaction-0]						107,000,000
Miscellaneous other operating expense						R$ 426,000,000
[custom:GrossRevenueFromExtraHiperBusinessLine-0]						21.00%
Net revenue						R$ 51,291,000,000	R$ 51,253,000,000	R$ 28,838,000,000
Number of property sold | Numbers						39
Amount of property sold						R$ 1,183,000,000
Amount of property plant received							R$ 1,181,000,000
Gain on sale and leaseback transactions						R$ 187,000,000
Sendas Distribuidora S A [Member]
CorporateInformationLineItems [Line Items]
[custom:NumberOfStore-0] | Numbers						70
Right of use						R$ 312,000,000
Description of agreement						CBD engaged in the exchange transaction with Sendas in which certain assets of CBD were transferred to Sendas in exchange for an equivalent value of the shares of Éxito held by Sendas (corresponding to 8.77% of the total outstanding shares of Éxito). The assets of CBD transferred to Sendas consisted of
[custom:DescriptionOfAgreement1]						50% of the shares of Bellamar Empreendimentos e Participações Ltda. (“Bellamar”), a holding company that holds an investment in 35.76% of the shares of Financeira Itaú CBD S.A. Credit, Financing and Investment, with a book value of R$195 million
[custom:DescriptionOfAgreement2]						real estate assets, consisting of five parcels of real estate, with a book value of R$25 million, which may be developed as sites for new stores in the future
[custom:DescriptionOfAgreement3]						As a result of this exchange, an effect of R$694 was recorded on the Company's shareholders' equity as retained earnings
Percentage of outstanding remaining shares							8780.00%
[custom:DescriptionOfAgreement4]						Sendas distributed certain assets to CBD in the net amount of R$20
[custom:DescriptionOfAgreement5]						CBD transferred to Sendas the net assets of stores that may be developed by Sendas in the future, with a residual value of R$45
[custom:DescriptionOfAgreement6]						CBD contributed intercompany receivables to Sendas for an amount of R$140
[custom:DescriptionOfAgreement7]						CBD contributed R$500 in cash to Sendas
Agreement amount			R$ 111,000,000
Increase in liability						R$ 582,000,000
Bellamar Empreendimentos E Participacoes Ltda [Member]
CorporateInformationLineItems [Line Items]
Description of agreement						50% interest in Bellamar, described above, resulted in the loss of control of Bellamar. As a result, the Company recognized a gain of R$573 for the difference between the fair value of the retained interest in Bellamar and its book value
Rio Bravo [Member]
CorporateInformationLineItems [Line Items]
Description of agreement					Group entered into an agreement to sell 6 properties (Pão de Açúcar stores) in the Sale and Leaseback transaction with Rio Bravo Investimentos Distribuidora de Titulos e Valores Imobiliários Ltda (“Rio Bravo”). for a total selling price of R$92, of which R$91 was paid upon signing the commitment. In 2020, the Group concluded the sale of 5 of the 6 stores. The parties entered into lease agreements for the 5 properties, with a term of 10 years, renewable for the same period, ensuring the continuity of GPA operations in properties with sustainable financial conditions
Number of property sold | Numbers		4
Amount of property sold	R$ 255,000,000
Amount of property plant received		R$ 235,000,000
Agreement term	15 years
B R L Trust Distribuidora De Titulos E Valores Mobiliarios S A [Member]
CorporateInformationLineItems [Line Items]
Number of property sold | Numbers				43					11	16	7	5
Amount of property sold				R$ 1,246,000,000